Issuance of common units and Series A Preferred Units (Tables)	6 Months Ended
Jun. 30, 2019
Issuance of common units and Series A Preferred Units
Schedule of net proceeds for units issued

	Three months ended June 30, 2019
		Series A
		Preferred
(in thousands of U.S. dollars)	Common units	Units	Total
Gross proceeds for units issued	$1,042	1,395	$2,437
Less: Commissions	(13)	(79)	(92)
Net proceeds for units issued	$1,029	1,316	$2,345